Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Payables and Accruals [Abstract]
VAT and surcharges payable	$ 3,632	22,535	4,496
Payroll and welfare payable	25,852	160,404	100,454
Accrued rebates and cash incentives	45,615	283,025	182,057
Deposit from customers	2,142	13,289	3,400
Accrued expenses	2,509	15,565	1,262
Payable for purchase of fixed assets	1,708	10,598	0
Professional service fees	612	3,798	22,912
Others	2,470	15,320	9,513
Accrued expenses and other payables	$ 84,540	524,534	324,094